Leases (Details) - Schedule of operating lease costs - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Lease Costs:
Fixed	¥ 645,180	$ 99,867
Short-term	8,365	1,295
Total	¥ 653,545	$ 101,162